THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON OR ABOUT AUGUST 14, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED OR EXPIRED
ON OR ABOUT AUGUST 15, 2000.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  6/30/98

Check here if Amendment [X]; Amendment Number: 2
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/  Laurence H. Lebowitz          Dallas, Texas       March 29, 2002
      Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $156010 (thousands)

Please note that this amendment consists solely of formerly confidential information omitted from the related initial Form 13F filed by the Reporting Manager with the Securities and Exchange Commission.

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

American Bankers Ins Group Inc COM              024456105      20022     333000   SH         SOLE           333000     0     0
AMF Bowling Inc                DBCV ZRO144A18   03113VAA7      49416  180575000   SH         SOLE        180575000     0     0
Cendant Corp                   COM              151313103        835      40000   SH         SOLE            40000     0     0
Chemfirst Inc                  COM              16361A106      18809     744900   SH         SOLE           744900     0     0
Citizens Util S Co Del         CL B             177342201       3553     369100   SH         SOLE           369100     0     0
Coleman Inc New                COM              193559101        312      27000   SH         SOLE            27000     0     0
Telephone & Data Sys Inc       SPONSORED ADR    879287100       5383      49300   SH         SOLE            49300     0     0
Millicom Intl Cellular SA      ORD              L6388F102      12036     275300   SH         SOLE           275300     0     0
Sunbeam Corp                   SRSDCV ZRO144A18 867071AA0      45644  198450000   PRN        SOLE        198450000     0     0


